Derivative financial instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	May 07, 2020	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Gain on derivative financial instrument		$ 1,755	$ 5,267
Interest rate swap
Derivative financial instruments
Gain on derivative financial instrument		1,755	5,267
Gain on non-hedging interest rate swaps		$ 17,500	$ 24,600
$675 million senior secured term loan facility ($675 Million Credit Facility) | Interest rate swap
Derivative financial instruments
Derivative inception date	Jun. 29, 2020
Derivative underlying	fixed 3-month LIBOR rate
Derivative, fixed interest rate	0.41%
Derivative, maturity date	September 2024